UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: ________

Central Index Key Number of securitizer: ________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Unison Trust 2025-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001990628

Central Index Key Number of issuing entity (if applicable): ________

Central Index Key Number of underwriter (if applicable): ________

Matthew O'Hara, Authorized Person

Telephone (415) 992-4200

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Unison Midgard Fund Depositor LLC
(Depositor)

By: Unison Midgard Holdings LLC, its sole member

By: Unison Midgard REIT LLC, its sole member

By:	/s/ Matthew O’Hara
Name: Matthew O'Hara
Title: Authorized Person and senior officer in charge of securitization

Date: May 21, 2025

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Opus Capital Markets Consultants, LLC (“Opus”) Executive Narrative

Exhibit 99.2	Opus 1st Quarter Securitization Title Report

Exhibit 99.3	Opus Midgard Securitization Title Report

Exhibit 99.4	Opus Tape Compare

Exhibit 99.5	Opus Investment Option Level Exception Report

Exhibit 99.6	Opus Exception Report